Financial instruments and related disclosures - Impact of Non-functional Currency Foreign Exchange Exposures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
10 cent appreciation of US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ 61	£ 99
(Increase)/decrease in equity	(209)	0
(Increase)/decrease in net debt	(622)	(999)
15 cent appreciation of US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	97	155
(Increase)/decrease in equity	(327)	0
(Increase)/decrease in net debt	(974)	(1,570)
10 cent appreciation of Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(4)	(7)
(Increase)/decrease in equity	(1,372)	(1,290)
(Increase)/decrease in net debt	386	11
15 cent appreciation of Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(7)	(12)
(Increase)/decrease in equity	(2,160)	(2,034)
(Increase)/decrease in net debt	609	17
10 yen appreciation of the Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in net debt	(5)	13
15 yen appreciation of the Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	(1)
(Increase)/decrease in net debt	(7)	20
10 cent depreciation of US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(52)	(84)
(Increase)/decrease in equity	178	0
(Increase)/decrease in net debt	531	846
15 cent depreciation of US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(76)	(121)
(Increase)/decrease in equity	258	0
(Increase)/decrease in net debt	769	1,222
10 cent depreciation of Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	4	6
(Increase)/decrease in equity	1,152	1,080
(Increase)/decrease in net debt	(325)	(9)
15 cent depreciation of Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	5	9
(Increase)/decrease in equity	1,662	1,557
(Increase)/decrease in net debt	(468)	(13)
10 yen depreciation of the Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in net debt	4	(12)
15 yen depreciation of the Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in net debt	£ 6	£ (17)